1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

May 3, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Angel Oak Financial Strategies Income Term Trust Pre-Effective Amendment No. 2 to Registration Statement on Form N-2 (File Nos. 333-225967 and 811-23358)

Ladies and Gentlemen:

Enclosed for filing on behalf of Angel Oak Financial Strategies Income Term Trust (the “Fund”), a closed-end management investment company, is Pre-Effective Amendment No. 2 to the Fund’s registration statement on Form N-2 under the Securities Act of 1933 and the Investment Company Act of 1940. This filing is being made for the purpose of: (i) incorporating comments received from the staff of the U.S. Securities and Exchange Commission (the “SEC”) in connection with the Fund’s initial registration statement on Form N-2 (the “Registration Statement”); (ii) completing certain items required to be included in the Registration Statement; (iii) filing required exhibits; and (iv) making non-material changes to the Fund’s Registration Statement. We note that the Fund has previously filed via EDGAR correspondence responses to the comments of the staff of the SEC on the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3304.

Sincerely,

/s/ Stephen T. Cohen
Stephen T. Cohen